Goldman Sachs Short Duration Government Fund Expense Example - Class A C Inst Serv Inv R6 Shares [Member] - Goldman Sachs Short Duration Government Fund	Mar. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 232
Expense Example, with Redemption, 3 Years	429
Expense Example, with Redemption, 5 Years	642
Expense Example, with Redemption, 10 Years	1,255
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	189
Expense Example, with Redemption, 3 Years	483
Expense Example, with Redemption, 5 Years	865
Expense Example, with Redemption, 10 Years	1,939
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	319
Expense Example, with Redemption, 10 Years	728
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	591
Expense Example, with Redemption, 10 Years	1,320
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	825
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	314
Expense Example, with Redemption, 10 Years	$ 716